Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Medical equipment	$ 737	$ 750
Office furniture and equipment	33	30
Computer software and electronic equipment	62	55
Leasehold improvements	130	123
Property, Plant and Equipment, Gross	962	958
Less - Accumulated depreciation	244	75
Net book value	$ 718	$ 883